Property, plant and equipment (Parenthetical) (Details) - Spare Parts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 39,265	$ 32,414
Increase in provisions	3,616	6,851
Ending balance	$ 42,881	$ 39,265